Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure Of Income Taxes [Line Items]
Assets | $						$ 108,013,945	$ 21,848,239
Liabilities | $						$ (168,057,562)	$ (249,284,641)
Beginning balance	(227,436,402)		(258,908,824)
Recognized in profit or loss			33,297,873
Recognized in others in comprehensive income		$ 70,430,145	2,811,360	$ (38,984,238)	$ (60,640,669)
Foreign currency translation difference			1,330,258
Other increases (decreases)			(5,967,069)
Ending balance			(227,436,402)
Depreciations [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	(393,801,615)		(349,976,401)
Recognized in profit or loss			(5,668,543)
Foreign currency translation difference			(1,561,204)
Other increases (decreases)			(36,595,467)
Ending balance			(393,801,615)
Obligations for post-employment benefits [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	7,738,233		5,709,648
Recognized in profit or loss			126,352
Recognized in others in comprehensive income			2,099,845
Other increases (decreases)			(197,612)
Ending balance			7,738,233
Revaluations of financial instruments [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	456,888
Recognized in others in comprehensive income			710,523
Other increases (decreases)			(253,635)
Ending balance			456,888
Tax Loss [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	81,154,636		36,921,157
Recognized in profit or loss			14,343,314
Foreign currency translation difference			2,096,339
Other increases (decreases)			27,793,826
Ending balance			81,154,636
Provisions [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	87,275,541		55,080,385
Recognized in profit or loss			24,123,136
Foreign currency translation difference			795,123
Other increases (decreases)			7,276,897
Ending balance			87,275,541
Dismantling Provision [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	44,485,711		23,627,264
Recognized in profit or loss			20,711,621
Foreign currency translation difference			34,574
Other increases (decreases)			112,252
Ending balance			44,485,711
Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	3,502,161		4,108,710
Recognized in profit or loss			(606,549)
Ending balance			3,502,161
Provision Contingencies Workers [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	492,522		430,900
Recognized in profit or loss			61,622
Ending balance			492,522
Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	14,555,712		13,253,612
Recognized in profit or loss			1,302,403
Foreign currency translation difference			128
Other increases (decreases)			(431)
Ending balance			14,555,712
Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	7,859,341		7,432,939
Recognized in profit or loss			3,233,471
Foreign currency translation difference			(13,109)
Other increases (decreases)			(2,793,960)
Ending balance			7,859,341
Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	16,380,094		6,226,960
Recognized in profit or loss			(579,432)
Foreign currency translation difference			773,530
Other increases (decreases)			9,959,036
Ending balance			16,380,094
Other Deferred Taxes [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	(10,260,085)		(6,643,613)
Recognized in profit or loss			373,614
Recognized in others in comprehensive income			992
Other increases (decreases)			(3,991,078)
Ending balance			(10,260,085)
Capitalization of expenses for issuance of financial debt
Disclosure Of Income Taxes [Line Items]
Beginning balance	(11,412,738)		(11,202,063)
Recognized in profit or loss			(407,318)
Other increases (decreases)			196,643
Ending balance			(11,412,738)
Monetary Correction - Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance	(657,871)		(425,687)
Recognized in profit or loss			(207,916)
Other increases (decreases)			(24,268)
Ending balance			(657,871)
Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Beginning balance	1,810,524		4,984,137
Recognized in profit or loss			988,848
Recognized in others in comprehensive income			992
Other increases (decreases)			(4,163,453)
Ending balance			1,810,524
Deferred Tax Assets Liabilities [Member]
Disclosure Of Income Taxes [Line Items]
Assets	108,013,945		21,848,239
Liabilities	(168,057,562)		(249,284,641)
Beginning balance	(227,436,402)
Recognized in profit or loss	160,551,634
Recognized in others in comprehensive income	1,923,974
Foreign currency translation difference	5,465,682
Other increases (decreases)	(548,505)
Ending balance	(60,043,617)		(227,436,402)
Deferred Tax Assets Liabilities [Member] | Depreciations [Member]
Disclosure Of Income Taxes [Line Items]
Assets	55,197,762		10,652,313
Liabilities	(249,821,145)		(404,453,928)
Beginning balance	(393,801,615)
Recognized in profit or loss	191,919,566
Foreign currency translation difference	7,258,666
Ending balance	(194,623,383)		(393,801,615)
Deferred Tax Assets Liabilities [Member] | Obligations for post-employment benefits [Member]
Disclosure Of Income Taxes [Line Items]
Assets	9,581,174		7,772,646
Liabilities	(5,997)		(34,413)
Beginning balance	7,738,233
Recognized in profit or loss	(464,804)
Recognized in others in comprehensive income	2,308,510
Foreign currency translation difference	(6,762)
Ending balance	9,575,177		7,738,233
Deferred Tax Assets Liabilities [Member] | Revaluations of financial instruments [Member]
Disclosure Of Income Taxes [Line Items]
Assets			456,888
Beginning balance	456,888
Recognized in profit or loss	(93,879)
Recognized in others in comprehensive income	(387,000)
Foreign currency translation difference	23,991
Ending balance			456,888
Deferred Tax Assets Liabilities [Member] | Tax Loss [Member]
Disclosure Of Income Taxes [Line Items]
Assets	46,518,690		81,154,636
Beginning balance	81,154,636
Recognized in profit or loss	(33,611,187)
Foreign currency translation difference	(1,024,759)
Ending balance	46,518,690		81,154,636
Deferred Tax Assets Liabilities [Member] | Provisions [Member]
Disclosure Of Income Taxes [Line Items]
Assets	91,579,562		87,275,541
Beginning balance	87,275,541
Recognized in profit or loss	5,091,987
Foreign currency translation difference	(787,966)
Ending balance	91,579,562		87,275,541
Deferred Tax Assets Liabilities [Member] | Dismantling Provision [Member]
Disclosure Of Income Taxes [Line Items]
Assets	51,513,634		44,485,711
Beginning balance	44,485,711
Recognized in profit or loss	7,238,957
Foreign currency translation difference	(211,034)
Ending balance	51,513,634		44,485,711
Deferred Tax Assets Liabilities [Member] | Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Assets	3,991,087		3,502,161
Beginning balance	3,502,161
Recognized in profit or loss	464,407
Foreign currency translation difference	24,519
Ending balance	3,991,087		3,502,161
Deferred Tax Assets Liabilities [Member] | Provision Contingencies Workers [Member]
Disclosure Of Income Taxes [Line Items]
Assets			492,522
Beginning balance	492,522
Recognized in profit or loss	(517,792)
Foreign currency translation difference	25,270
Ending balance			492,522
Deferred Tax Assets Liabilities [Member] | Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	12,544,171		14,555,712
Beginning balance	14,555,712
Recognized in profit or loss	(1,995,773)
Foreign currency translation difference	(15,768)
Ending balance	12,544,171		14,555,712
Deferred Tax Assets Liabilities [Member] | Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	8,605,410		7,859,341
Beginning balance	7,859,341
Recognized in profit or loss	801,863
Foreign currency translation difference	(55,794)
Ending balance	8,605,410		7,859,341
Deferred Tax Assets Liabilities [Member] | Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Assets	14,925,260		16,380,094
Beginning balance	16,380,094
Recognized in profit or loss	(899,675)
Foreign currency translation difference	(555,159)
Ending balance	14,925,260		16,380,094
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets	24,942,402		20,980,774
Liabilities	(38,036,065)		(31,240,859)
Beginning balance	(10,260,085)
Recognized in profit or loss	(2,290,049)
Recognized in others in comprehensive income	2,464
Foreign currency translation difference	2,512
Other increases (decreases)	(548,505)
Ending balance	(13,093,663)		(10,260,085)
Deferred Tax Assets Liabilities [Member] | Activation of expenses for issuance of financial debt [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(10,691,535)		(11,412,737)
Deferred Tax Assets Liabilities [Member] | Capitalization of expenses for issuance of financial debt
Disclosure Of Income Taxes [Line Items]
Beginning balance	(11,412,738)
Recognized in profit or loss	721,203
Ending balance	(10,691,535)		(11,412,738)
Deferred Tax Assets Liabilities [Member] | Monetary Correction - Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(1,015,095)		(657,871)
Beginning balance	(657,871)
Recognized in profit or loss	191,281
Other increases (decreases)	(548,505)
Ending balance	(1,015,095)		(657,871)
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Assets	24,942,402		20,980,774
Liabilities	(26,329,435)		(19,170,251)
Beginning balance	1,810,524
Recognized in profit or loss	(3,202,533)
Recognized in others in comprehensive income	2,464
Foreign currency translation difference	2,512
Ending balance	(1,387,033)		1,810,524
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure Of Income Taxes [Line Items]
Assets	227,819,590		208,292,798
Liabilities	(287,863,207)		(435,729,200)
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets	119,805,645		186,444,559
Liabilities	(119,805,645)		(186,444,559)